Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 2: Fair Value of Financial Instruments

The estimated fair values of financial instruments outstanding were (in thousands):

	September 30, 2017
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$2,784	$—	$—	$2,784

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$8,766	$—	$—	$8,766
Short-term investments:
U.S. government-sponsored enterprise bonds	$762	$—	$—	$762
Corporate notes	240	—	—	240
Total short-term investments	$1,002	$—	$—	$1,002

The following table represents the Company’s fair value hierarchy for its financial assets (cash equivalents and investments) as of September 30, 2017 and December 31, 2016 (in thousands):

	September 30, 2017
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$620	$620	$—	$—

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$84	$84	$—	$—
U.S. government-sponsored enterprise bonds	3,767	—	3,767	—
Municipal bonds	4,027	—	4,027	—
Corporate notes	480	—	480	—
Total assets	$8,358	$84	$8,274	$—

There were no transfers in or out of Level 1 and Level 2 securities during the three or nine months ended September 30, 2017 or 2016.

Note 3: Fair Value of Financial Instruments

The estimated fair values of financial instruments outstanding were (in thousands):

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$8,766	$—	$—	$8,766
Short-term investments:
U.S. government-sponsored enterprise bonds	$762	$—	$—	$762
Corporate notes	240	—	—	240
Total short-term investments	$1,002	$—	$—	$1,002

	December 31, 2015
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$5,640	$—	$—	$5,640
Short-term investments:
U.S. government-sponsored enterprise bonds	$6,243	$—	$—	$6,243
Municipal bonds	200	—	—	200
Corporate notes	8,171	—	(16)	8,155
Total short-term investments	$14,614	$—	$(16)	$14,598

The unrealized losses from available-for-sale securities as of December 31, 2016 and 2015 were not material.

The estimated fair values of available-for-sale securities with unrealized losses as of December 31, 2015 were (in thousands):

	December 31, 2015
		Unrealized	Fair
	Cost	Losses	Value
Short-term investments:
Corporate notes	$8,171	$(16)	$8,155
Total short-term investments	$8,171	$(16)	$8,155

As of December 31, 2015, substantially all of the available-for-sale securities with unrealized losses had been in a loss position for less than 12 months.

Cost and fair value of investments based on two maturity groups were (in thousands):

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due within 1 year	$1,002	$—	$—	$1,002

	December 31, 2015
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due within 1 year	$14,614	$—	$(16)	$14,598

The following table represents the Company’s fair value hierarchy for its financial assets (cash equivalents and investments) as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$84	$84	$—	$—
U.S. government-sponsored enterprise bonds	3,767	—	3,767	—
Municipal bonds	4,027	—	4,027	—
Corporate notes	480	—	480	—
Total assets	$8,358	$84	$8,274	$—

	December 31, 2015
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$2,238	$2,238	$—	$—
U.S. government-sponsored enterprise bonds	7,525	—	7,525	—
Municipal bonds	200	—	200	—
Corporate notes	8,255	—	8,255	—
Certificates of deposit	240	—	240	—
Total assets	$18,458	$2,238	$16,220	$—

There were no transfers in or out of Level 1 and Level 2 securities during the years ended December 31, 2016 and 2015.